1

Wilmington Intermediate-Term Bond Fund

PORTFOLIO OF INVESTMENTS

January 31, 2021 (unaudited)

Description	Par Value	Value

ADJUSTABLE RATE MORTGAGE – 0.0%**

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.0%**

Pool 612514, (12 Month USD LIBOR + 1.72%, Cap 8.96%, Floor 1.72%), 2.59%, 05/01/33Δ	$8,037	$8,451

TOTAL ADJUSTABLE RATE MORTGAGE (COST $8,026)		$8,451

CORPORATE BONDS – 63.1%

AEROSPACE & DEFENSE – 1.1%

Boeing Co. (The), Sr. Unsecured

1.95%, 02/01/24	350,000	359,425

3.20%, 03/01/29	150,000	155,995

TOTAL AEROSPACE & DEFENSE		$515,420

AUTOMOTIVE – 1.9%

Ford Motor Credit Co. LLC, Sr. Unsecured, 5.58%, 03/18/24	250,000	270,272

General Motors Financial Co., Inc., Sr. Unsecured

4.20%, 11/06/21	375,000	385,461

2.90%, 02/26/25	230,000	245,370

TOTAL AUTOMOTIVE		$901,103

BEVERAGES – 0.9%

Keurig Dr Pepper, Inc., Company Guaranteed, 3.55%, 05/25/21	300,000	303,164

PepsiCo, Inc., Sr. Unsecured, 2.75%, 03/19/30	120,000	130,940

TOTAL BEVERAGES		$434,104

BIOTECHNOLOGY – 0.5%

Amgen, Inc., Sr. Unsecured, 2.25%, 08/19/23	225,000	234,848

BUILDING PRODUCTS – 1.4%

Carrier Global Corp., Sr. Unsecured, 2.49%, 02/15/27	250,000	268,590

Johnson Controls International PLC, Sr. Unsecured, 3.63%, 07/02/24ÿ	373,000	407,200

TOTAL BUILDING PRODUCTS		$675,790

CAPITAL MARKETS – 4.9%

Bank of America Corp., Sr. Unsecured, MTN

(SOFRRATE + 0.74%), 0.81%, 10/24/24Δ	120,000	120,544

(SOFRRATE + 1.15%), 1.32%, 06/19/26Δ	250,000	252,805

Goldman Sachs Group, Inc. (The), Sr. Unsecured
0.48%, 01/27/23	170,000	170,124
(3 Month USD LIBOR + 1.20%), 3.27%, 09/29/25Δ	210,000	229,016

Morgan Stanley, Sr. Unsecured, (SOFRRATE + 0.72%), 0.99%, 12/10/26Δ	175,000	174,968

State Street Corp., Subordinated, 3.10%, 05/15/23	250,000	265,758

TD Ameritrade Holding Corp., Sr. Unsecured, 2.95%, 04/01/22	250,000	256,640

Description	Par Value	Value

Toronto-Dominion Bank (The), Sr. Unsecured, GMTN, 3.25%, 03/11/24	$275,000	$298,676

U.S. Bancorp, Subordinated, 3.00%, 07/30/29	500,000	550,368

TOTAL CAPITAL MARKETS		$2,318,899

COMMERCIAL SERVICES & SUPPLIES – 1.3%

Global Payments, Inc., Sr. Unsecured

3.80%, 04/01/21	300,000	300,400

2.65%, 02/15/25	275,000	292,971

TOTAL COMMERCIAL SERVICES & SUPPLIES		$593,371

COMPUTERS – 2.3%

Hewlett Packard Enterprise Co., Sr. Unsecured

4.40%, 10/15/22	425,000	450,241

1.45%, 04/01/24	150,000	153,628

International Business Machines Corp., Sr.

Unsecured, 2.85%, 05/13/22	480,000	496,089

TOTAL COMPUTERS		$1,099,958

DIVERSIFIED FINANCIAL SERVICES – 10.2%

American Express Co., Sr. Unsecured
(3 Month USD LIBOR + 0.53%), 0.75%, 05/17/21Δ	165,000	165,189

3.13%, 05/20/26	150,000	166,863

Bank of America Corp., Sr. Unsecured, MTN,
2.50%, 10/21/22	415,000	421,708

Bank of Montreal, Sr. Unsecured, MTN,
1.90%, 08/27/21	180,000	181,823

Capital One Financial Corp., Sr. Unsecured
(3 Month USD LIBOR + 0.95%), 1.18%, 03/09/22Δ	250,000	251,936
3.90%, 01/29/24	250,000	273,546

Charles Schwab Corp. (The), Sr. Unsecured
(3 Month USD LIBOR + 0.32%), 0.53%, 05/21/21Δ	155,000	155,097
3.20%, 03/02/27	315,000	352,829

Citigroup, Inc., Sr. Unsecured, (SOFRRATE + 0.77%),
1.12%, 01/28/27Δ	100,000	99,985

Fifth Third Bancorp, Subordinated,
4.30%, 01/16/24	250,000	276,296

Huntington Bancshares, Inc., Subordinated,
4.35%, 02/04/23	150,000	161,187

JPMorgan Chase & Co., Sr. Unsecured,
(SOFRRATE + 1.59%),
2.01%, 03/13/26Δ	150,000	156,365

JPMorgan Chase & Co., Subordinated,
3.88%, 09/10/24	300,000	334,005

National Rural Utilities Cooperative Finance

Corp., Collateral Trust,
3.70%, 03/15/29	260,000	300,484

PNC Financial Services Group, Inc. (The), Sr.
Unsecured,
3.45%, 04/23/29	100,000	114,400

January 31, 2021 (unaudited)

2	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

PNC Financial Services Group, Inc. (The),
Subordinated,
3.90%, 04/29/24	$200,000	$221,003

Truist Bank, Sr. Unsecured,
3.20%, 04/01/24	175,000	189,687

Truist Bank, Subordinated,
3.63%, 09/16/25	250,000	281,381

Truist Financial Corp., Sr. Unsecured,
2.70%, 01/27/22	250,000	255,675

Truist Financial Corp., Sr. Unsecured, MTN,
(3 Month USD LIBOR + 0.65%),
0.89%, 04/01/22Δ	345,000	346,684

Wells Fargo & Co., Sr. Unsecured, MTN, (3 Month USD LIBOR + 0.75%),
2.16%, 02/11/26Δ	140,000	146,528

TOTAL DIVERSIFIED FINANCIAL SERVICES		$4,852,671

ELECTRIC – 5.3%

American Electric Power Co., Inc., Series M, Sr. Unsecured,
0.75%, 11/01/23	250,000	250,752

American Electric Power Co., Inc., Sr. Unsecured,
1.00%, 11/01/25	250,000	251,746

DTE Energy Co., Sr. Unsecured

3.70%, 08/01/23	300,000	322,899

3.50%, 06/01/24	250,000	271,381

FirstEnergy Corp., Series A, Sr. Unsecured,
1.60%, 01/15/26	250,000	244,185

Southern Co. (The), Sr. Unsecured,
2.35%, 07/01/21	500,000	503,487

Union Electric Co., 1st Mortgage,
3.50%, 03/15/29	220,000	250,960

WEC Energy Group, Inc., Sr. Unsecured

1.38%, 10/15/27	250,000	252,950

1.80%, 10/15/30	150,000	148,913

TOTAL ELECTRIC		$2,497,273

ELECTRONICS – 0.4%

Honeywell International, Inc., Sr. Unsecured,
0.48%, 08/19/22	175,000	175,294

FOOD & STAPLES RETAILING – 1.0%

Conagra Brands, Inc.,
1.38%, 11/01/27	200,000	199,868

Kroger Co. (The), Sr. Unsecured,
2.95%, 11/01/21	250,000	254,625

TOTAL FOOD & STAPLES RETAILING		$454,493

HEALTHCARE-PRODUCTS – 0.7%

Zimmer Biomet Holdings, Inc., Sr. Unsecured,
3.55%, 03/20/30	300,000	335,339

HEALTHCARE-SERVICES – 2.0%

Anthem, Inc., Sr. Unsecured,
3.65%, 12/01/27	300,000	346,140

CommonSpirit Health, Sr. Secured

2.76%, 10/01/24	110,000	118,075

3.35%, 10/01/29	150,000	165,254

UnitedHealth Group, Inc., Sr. Unsecured,
2.38%, 10/15/22	300,000	310,826

TOTAL HEALTHCARE-SERVICES		$940,295

Description	Par Value	Value

HOUSEHOLD PRODUCTS/WARES – 0.5%

Church & Dwight Co., Inc., Sr. Unsecured,
2.45%, 08/01/22	$225,000	$231,820

INSURANCE – 2.1%

Aon PLC, Company Guaranteed

2.80%, 03/15/21	240,000	243,251

4.00%, 11/27/23	250,000	272,604

CNA Financial Corp., Sr. Unsecured,
7.25%, 11/15/23	200,000	234,978

Principal Life Global Funding II, Secured,
1.63%, 11/19/30Ω	250,000	245,331

TOTAL INSURANCE		$996,164

MACHINERY – 1.1%

Caterpillar Financial Services Corp., Sr. Unsecured,
0.65%, 07/07/23	50,000	50,347

Roper Technologies, Inc., Sr. Unsecured

3.13%, 11/15/22	125,000	130,326

3.80%, 12/15/26	300,000	345,562

TOTAL MACHINERY		$526,235

MEDIA – 1.9%

CCO Holdings LLC, Sr. Unsecured,
4.25%, 02/01/31Ω	500,000	516,250

Discovery Communications LLC, Company Guaranteed,
4.13%, 05/15/29	350,000	405,827

TOTAL MEDIA		$922,077

MISCELLANEOUS MANUFACTURING – 3.8%

3M Co., Sr. Unsecured,
2.65%, 04/15/25	250,000	270,481

Textron, Inc., Sr. Unsecured

3.65%, 03/01/21	125,000	125,313

4.30%, 03/01/24	500,000	547,714

2.45%, 03/15/31	500,000	504,437

Trane Technologies Global Holding Co. Ltd., Company Guaranteed,
4.25%, 06/15/23	330,000	359,996

TOTAL MISCELLANEOUS MANUFACTURING		$1,807,941

OIL & GAS – 2.7%

Eastern Energy Gas Holdings LLC, Sr. Unsecured,
3.00%, 11/15/29	500,000	543,764

Phillips 66, Company Guaranteed

4.30%, 04/01/22	400,000	418,993

0.90%, 02/15/24	100,000	100,209

Pioneer Natural Resources Co., Sr. Unsecured,
1.90%, 08/15/30	240,000	234,159

TOTAL OIL & GAS		$1,297,125

PHARMACEUTICALS – 4.4%

AbbVie, Inc., Sr. Unsecured

3.75%, 11/14/23	150,000	162,965

3.60%, 05/14/25	550,000	609,569

AstraZeneca PLC, Sr. Unsecured,
0.70%, 04/08/26	100,000	98,678

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	3

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Bristol-Myers Squibb Co., Sr. Unsecured, 2.75%, 02/15/23	$260,000	$272,079

Cardinal Health, Inc., Sr. Unsecured,
3.20%, 03/15/23	350,000	369,813

CVS Health Corp., Sr. Unsecured

3.70%, 03/09/23	35,000	37,312

1.30%, 08/21/27	145,000	145,188

Elanco Animal Health, Inc., Sr. Unsecured,
4.91%, 08/27/21	250,000	255,689

Zoetis, Inc., Sr. Unsecured,

3.00%, 09/12/27	125,000	139,379

TOTAL PHARMACEUTICALS		$2,090,672

PIPELINES – 2.3%

Enterprise Products Operating LLC, Company
Guaranteed,
2.80%, 02/15/21	225,000	225,288

ONEOK Partners LP, Company Guaranteed,
3.38%, 10/01/22	450,000	467,199

Plains All American Pipeline LP, Sr. Unsecured,
3.85%, 10/15/23	366,000	391,439

TOTAL PIPELINES		$1,083,926

REAL ESTATE INVESTMENT TRUSTS – 4.0%

American Tower Corp., Sr. Unsecured,
5.00%, 02/15/24	250,000	281,874

Healthcare Realty Trust, Inc., Sr. Unsecured

3.88%, 05/01/25	300,000	332,692

3.63%, 01/15/28#	300,000	336,645

Healthpeak Properties, Inc., Sr. Unsecured,
3.25%, 07/15/26	110,000	122,281

Simon Property Group LP, Sr. Unsecured,
2.20%, 02/01/31	250,000	249,908

Ventas Realty LP, Company Guaranteed,
4.00%, 03/01/28	250,000	287,909

Welltower, Inc., Sr. Unsecured,
3.63%, 03/15/24	250,000	271,994

TOTAL REAL ESTATE INVESTMENT TRUSTS		$1,883,303

RETAIL – 1.8%

Amazon.com, Inc., Sr. Unsecured,
1.20%, 06/03/27	100,000	101,287

Home Depot, Inc. (The), Sr. Unsecured,
2.13%, 09/15/26	225,000	240,824

Lowe’s Cos., Inc., Sr. Unsecured,
3.65%, 04/05/29	200,000	228,797

Target Corp., Sr. Unsecured,
2.25%, 04/15/25	250,000	266,366

TOTAL RETAIL		$837,274

SEMICONDUCTORS – 0.4%

QUALCOMM, Inc., Sr. Unsecured,

3.25%, 05/20/27	150,000	169,179

SOFTWARE – 0.1%

Oracle Corp., Sr. Unsecured,
2.50%, 04/01/25	50,000	53,523

Description	Par Value	Value

TELECOMMUNICATIONS – 1.2%

AT&T, Inc., Sr. Unsecured,

1.65%, 02/01/28	$300,000	$302,499

Verizon Communications, Inc., Sr. Unsecured,

2.63%, 08/15/26	240,000	261,523

TOTAL TELECOMMUNICATIONS		$564,022

TRANSPORTATION – 1.7%

Ryder System, Inc., Sr. Unsecured, MTN

2.50%, 09/01/22	265,000	273,151

3.40%, 03/01/23	500,000	528,717

TOTAL TRANSPORTATION		$801,868

TRUCKING & LEASING – 1.2%

GATX Corp., Sr. Unsecured,

3.25%, 09/15/26	505,000	560,510

TOTAL CORPORATE BONDS
(COST $28,372,154)		$29,854,497

GOVERNMENT AGENCIES – 5.5%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 2.4%

0.38%, 05/05/23	500,000	502,716

0.30%, 08/10/23	400,000	400,367

0.38%, 07/21/25	250,000	249,757

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$1,152,840

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 3.1%

0.25%, 05/22/23	700,000	701,865

0.63%, 04/22/25	750,000	758,422

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$1,460,287

TOTAL GOVERNMENT AGENCIES
(COST $2,597,868)		$2,613,127

MORTGAGE-BACKED SECURITIES – 1.1%

FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC) – 0.2%

Pool C90504, 6.50%, 12/01/21	1,424	1,458

Pool G01625, 5.00%, 11/01/33	18,142	20,980

Pool A18401, 6.00%, 02/01/34	20,699	23,702

Pool G08097, 6.50%, 11/01/35	16,132	19,092

Pool G02390, 6.00%, 09/01/36	5,703	6,664

Pool G08193, 6.00%, 04/01/37	17,116	20,005

TOTAL FEDERAL HOME LOAN MORTGAGE CORPORATION (FHLMC)		$91,901

FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA) – 0.6%

Pool AE2520, 3.00%, 01/01/26	197,440	208,049

Pool 256639, 5.00%, 02/01/27	13,543	14,862

Pool 256752, 6.00%, 06/01/27	13,399	15,271

Pool 257007, 6.00%, 12/01/27	22,064	25,149

Pool 254240, 7.00%, 03/01/32	22,532	25,715

Pool 745412, 5.50%, 12/01/35	12,906	14,869

TOTAL FEDERAL NATIONAL MORTGAGE ASSOCIATION (FNMA)		$303,915

GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA) – 0.3%

Pool 780825, 6.50%, 07/15/28	33,356	38,053

Pool 2616, 7.00%, 07/20/28	19,104	22,825

Pool 2701, 6.50%, 01/20/29	41,329	48,390

January 31, 2021 (unaudited)

4	PORTFOLIO OF INVESTMENTS

Wilmington Intermediate-Term Bond Fund (continued)

Description	Par Value	Value

Pool 426727, 7.00%, 02/15/29	$4,311	$4,900

Pool 781231, 7.00%, 12/15/30	18,114	21,850

TOTAL GOVERNMENT NATIONAL MORTGAGE ASSOCIATION (GNMA)		$136,018

TOTAL MORTGAGE-BACKED SECURITIES
(COST $479,064)		$531,834

U.S. TREASURY OBLIGATIONS – 29.5%

U.S. TREASURY NOTES – 29.5%

1.38%, 05/31/21	80,000	80,339

2.13%, 06/30/21	100,000	100,846

1.88%, 07/31/22	125,000	128,330

1.50%, 08/15/22	150,000	153,223

2.00%, 02/15/23	200,000	207,646

2.50%, 03/31/23	150,000	157,704

2.75%, 05/31/23	200,000	212,149

0.25%, 06/15/23	250,000	250,655

2.50%, 08/15/23	250,000	264,955

1.63%, 10/31/23#	490,000	509,822

2.25%, 01/31/24	650,000	690,218

2.50%, 05/15/24	500,000	537,663

2.38%, 08/15/24	750,000	806,857

0.38%, 04/30/25	250,000	250,506

2.13%, 05/15/25	300,000	322,921

0.25%, 05/31/25	750,000	747,065

2.00%, 08/15/25	900,000	966,665

2.25%, 11/15/25	500,000	543,915

2.88%, 11/30/25	800,000	894,392

1.63%, 05/15/26	775,000	821,162

2.00%, 11/15/26	500,000	540,963

2.25%, 02/15/27	30,000	32,941

1.13%, 02/28/27	250,000	257,631

0.50%, 06/30/27	150,000	148,415

0.50%, 08/31/27	500,000	493,627

2.25%, 11/15/27	500,000	550,591

2.75%, 02/15/28	750,000	852,615

2.88%, 05/15/28	800,000	918,214

3.13%, 11/15/28	350,000	409,929

2.38%, 05/15/29	400,000	446,618

0.63%, 05/15/30	200,000	192,722

0.63%, 08/15/30#	500,000	480,245

TOTAL U.S. TREASURY NOTES		$13,971,544

TOTAL U.S. TREASURY OBLIGATIONS
(COST $13,064,442)		$13,971,544

	Number of Shares

MONEY MARKET FUND – 0.3%

Dreyfus Government Cash Management Fund,
Institutional Shares, 0.03%^	130,749	130,749

TOTAL MONEY MARKET FUND
(COST $130,749)		$130,749

Description	Par Value	Value

CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN – 2.3%

REPURCHASE AGREEMENTS – 2.3%

Bank of Montreal, 0.06%, dated 1/29/21, due 2/01/21, repurchase price $54,382 collateralized by U.S. Government Agency Securities, 1.50% to 4.50%, maturing 1/01/36 to 1/01/51; total market value of $55,470.	$54,382	$54,382

Citigroup Global Markets Ltd., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $206,667 collateralized by U.S. Government Agency & Treasury Securities, 0.38% to 8.50%, maturing 2/01/23 to 1/01/59; total market value of $210,799.	206,666	206,666

Daiwa Capital Markets America, 0.07%, dated 1/29/21, due 2/01/21, repurchase price $206,667 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.00%, maturing 3/11/21 to 2/01/51; total market value of $210,799.	206,666	206,666

Deutsche Bank Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $206,667 collateralized by U.S. Government Agency Securities, 2.00% to 8.50%, maturing 2/01/23 to 4/01/51; total market value of $210,799.	206,666	206,666

HSBC Securities USA, Inc., 0.05%, dated 1/29/21, due 2/01/21, repurchase price $206,667 collateralized by U.S. Government Agency Securities, 2.50% to 5.00%, maturing 10/20/40 to 10/20/50; total market value of $210,799.	206,666	206,666

RBC Dominion Securities, Inc., 0.06%, dated 1/29/21, due 2/01/21, repurchase price $206,667 collateralized by U.S. Government Agency & Treasury Securities, 0.00% to 7.63%, maturing 2/18/21 to 1/20/51; total market value of $210,799.	206,666	206,666

TOTAL REPURCHASE AGREEMENTS
(COST $1,087,712)		$1,087,712

TOTAL CASH COLLATERAL INVESTED FOR SECURITIES ON LOAN
(COST $1,087,712)		$1,087,712

TOTAL INVESTMENTS – 101.8%
(COST $45,740,015)		$48,197,914

COLLATERAL FOR SECURITIES ON LOAN – (2.3%)		(1,087,712)

OTHER ASSETS LESS LIABILITIES – 0.5%		241,338

TOTAL NET ASSETS – 100.0%		$47,351,540

January 31, 2021 (unaudited)

PORTFOLIO OF INVESTMENTS	5

Wilmington Intermediate-Term Bond Fund (concluded)

The Fund follows the authoritative guidance (U.S. generally accepted accounting principles) for fair value measurements. The guidance establishes a framework for measuring fair value and a hierarchy for inputs and techniques used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs and techniques by requiring that the most observable inputs be used when available. The guidance establishes three tiers of inputs that may be used to measure fair value. These inputs are summarized in the three broad levels listed below.

Level 1 – quoted prices in active markets for identical securities

Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

 The following is a summary of the inputs used as of January 31, 2021 in valuing the Fund’s assets carried at fair value:

	Level 1	Level 2	Level 3	Total

Investments in Securities

Adjustable Rate Mortgage	$—	$8,451	$—	$8,451

Corporate Bonds	—	29,854,497	—	29,854,497

Government Agencies	—	2,613,127	—	2,613,127

Mortgage-Backed Securities	—	531,834	—	531,834

U.S. Treasury Obligations	—	13,971,544	—	13,971,544

Money Market Fund	130,749	—	—	130,749

Repurchase Agreements	—	1,087,712	—	1,087,712

Total	$130,749	$48,067,165	$—	$48,197,914

The inputs or techniques used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Additional information on the Fund’s valuation policy is included in the most recent shareholder report.

**	Represents less than 0.05%.

Δ

Variable rate security. The rate disclosed is the rate in effect on the report date. The information in parenthesis represents the benchmark and reference rate for each relevant security and the rate floats based upon the reference rate and spread. The security may be further subject to interest rate floor and caps. Certain variable rate securities are not based on a published reference rate and spread, but are determined by the issuer or agent and are based on current market conditions, or, for mortgage-backed securities, are impacted by the individual mortgages which are paying off over time. These securities do not indicate a reference rate and spread in their descriptions.

ÿ	Step coupon security. The rate disclosed is the rate in effect on the report date.

Ω

Denotes a restricted security that may be resold without restriction to “qualified institutional buyers” as defined in Rule 144A under the Securities Act of 1933 and that the Fund has determined to be liquid under criteria established by the Fund’s Board of Trustees. At January 31, 2021, these liquid restricted securities amounted to $761,581 representing 1.61% of total net assets.

#	Security, or a portion thereof, is on loan.

^	7-Day net yield.

The following acronyms are used throughout this Fund:

GMTN	Global Medium Term Note

LIBOR	London Interbank Offered Rate

LLC	Limited Liability Corporation

LP	Limited Partnership

MTN	Medium Term Note

PLC	Public Limited Company

SOFRRATE	Secured Overnight Financing Rate

USD	United States Dollar

For additional information about significant accounting policies, refer to Fund’s most recent semi-annual or annual report.

January 31, 2021 (unaudited)